Eaton Vance

Tax-Managed Value Fund

July 31, 2021 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2021, the value of the Fund’s investment in the Portfolio was $763,800,434 and the Fund owned 81.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.(1)	25,593	$1,392,771
Raytheon Technologies Corp.	113,000	9,825,350

		$11,218,121

Banks — 16.2%
Bank of America Corp.	584,365	$22,416,241
Citigroup, Inc.	81,079	5,482,562
JPMorgan Chase & Co.	345,410	52,426,330
KeyCorp.	669,553	13,163,412
PNC Financial Services Group, Inc. (The)	142,029	25,907,510
Truist Financial Corp.	257,513	14,016,433
U.S. Bancorp	187,164	10,395,088
Wells Fargo & Co.	188,847	8,675,631

		$152,483,207

Biotechnology — 0.4%
Neurocrine Biosciences, Inc.(1)	43,372	$4,042,704

		$4,042,704

Building Products — 0.7%
Carrier Global Corp.	113,000	$6,243,250

		$6,243,250

Capital Markets — 4.9%
Ameriprise Financial, Inc.	32,971	$8,492,011
Goldman Sachs Group, Inc. (The)	62,358	23,376,767
Raymond James Financial, Inc.	107,736	13,949,657

		$45,818,435

Consumer Finance — 1.1%
American Express Co.	59,190	$10,093,671

		$10,093,671

Containers & Packaging — 3.3%
Ball Corp.	203,965	$16,496,689
Packaging Corp. of America	102,107	14,448,141

		$30,944,830

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	462,890	$25,820,004

		$25,820,004

Security	Shares	Value
Electric Utilities — 3.3%
NextEra Energy, Inc.	392,766	$30,596,471

		$30,596,471

Electrical Equipment — 1.1%
Rockwell Automation, Inc.	33,916	$10,426,457

		$10,426,457

Entertainment — 1.4%
Walt Disney Co. (The)(1)	77,371	$13,618,843

		$13,618,843

Equity Real Estate Investment Trusts (REITs) — 4.4%
AvalonBay Communities, Inc.	47,915	$10,916,474
Boston Properties, Inc.	59,105	6,937,745
CubeSmart	174,330	8,657,228
Mid-America Apartment Communities, Inc.	77,009	14,870,438

		$41,381,885

Food Products — 3.4%
Mondelez International, Inc., Class A	232,313	$14,696,120
Nestle S.A.	138,900	17,588,859

		$32,284,979

Health Care Equipment & Supplies — 2.3%
Medtronic PLC	47,517	$6,239,457
Stryker Corp.	58,093	15,739,718

		$21,979,175

Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	43,786	$18,049,465

		$18,049,465

Household Durables — 1.0%
D.R. Horton, Inc.	99,360	$9,481,925

		$9,481,925

Industrial Conglomerates — 2.1%
Honeywell International, Inc.	83,731	$19,575,470

		$19,575,470

Insurance — 1.8%
Arch Capital Group, Ltd.(1)	183,981	$7,175,259
Travelers Cos., Inc. (The)	64,030	9,535,348

		$16,710,607

Security	Shares	Value
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(1)	7,924	$21,351,456
Alphabet, Inc., Class C(1)	8,199	22,173,539

		$43,524,995

IT Services — 2.8%
Cognizant Technology Solutions Corp., Class A	207,422	$15,251,739
Visa, Inc., Class A	44,697	11,012,894

		$26,264,633

Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific, Inc.	46,365	$25,037,564

		$25,037,564

Machinery — 4.8%
Caterpillar, Inc.	31,137	$6,437,575
Ingersoll Rand, Inc.(1)	353,722	17,286,394
Otis Worldwide Corp.	56,500	5,059,575
Parker-Hannifin Corp.	32,913	10,269,843
Stanley Black & Decker, Inc.	32,241	6,353,089

		$45,406,476

Multi-Utilities — 2.7%
CMS Energy Corp.	68,853	$4,254,427
Sempra Energy	162,537	21,235,459

		$25,489,886

Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	182,306	$18,560,574
EOG Resources, Inc.	85,021	6,194,630
Phillips 66	217,699	15,985,637

		$40,740,841

Personal Products — 3.4%
Estee Lauder Cos., Inc. (The), Class A	94,712	$31,617,707

		$31,617,707

Pharmaceuticals — 8.6%
Eli Lilly & Co.	76,320	$18,583,920
Johnson & Johnson	152,761	26,305,444
Merck & Co., Inc.	167,049	12,841,057
Royalty Pharma PLC, Class A	82,011	3,132,820
Zoetis, Inc.	101,295	20,532,497

		$81,395,738

Road & Rail — 1.2%
Union Pacific Corp.	50,876	$11,129,634

		$11,129,634

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	258,430	$13,882,860
QUALCOMM, Inc.	69,710	10,442,558

		$24,325,418

Software — 1.3%
Microsoft Corp.	25,630	$7,302,243
Oracle Corp.	52,884	4,608,312

		$11,910,555

Specialty Retail — 4.3%
Best Buy Co., Inc.	84,496	$9,493,126
Home Depot, Inc. (The)	81,060	26,603,081
TJX Cos., Inc. (The)	68,155	4,689,746

		$40,785,953

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	108,645	$15,846,960

		$15,846,960

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings, Ltd.(1)	50,373	$2,836,503
Lululemon Athletica, Inc.(1)	8,498	3,400,645

		$6,237,148

Total Common Stocks (identified cost $360,944,981)		$930,483,007

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	1,049,660	$1,049,660

Total Short-Term Investments (identified cost $1,049,660)		$1,049,660

Total Investments — 99.0% (identified cost $361,994,641)		$931,532,667

Other Assets, Less Liabilities — 1.0%		$9,466,399

Net Assets — 100.0%		$940,999,066

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

The Portfolio did not have any open derivative instruments at July 31, 2021.

At July 31, 2021, the value of the Portfolio’s investment in affiliated funds was $1,049,660, which represents 0.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$457,105	$23,312,956	$(22,720,390)	$(11)	$—	$1,049,660	$1,352	1,049,660

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$82,963,842	$—		$—	$82,963,842
Consumer Discretionary	56,505,026	—		—	56,505,026
Consumer Staples	46,313,827	17,588,859		—	63,902,686
Energy	40,740,841	—		—	40,740,841
Financials	225,105,920	—		—	225,105,920
Health Care	150,504,646	—		—	150,504,646
Industrials	103,999,408	—		—	103,999,408
Information Technology	78,347,566	—		—	78,347,566
Materials	30,944,830	—		—	30,944,830
Real Estate	41,381,885	—		—	41,381,885
Utilities	56,086,357	—		—	56,086,357
Total Common Stocks	$912,894,148	$17,588,859	*	$—	$930,483,007
Short-Term Investments	$—	$1,049,660		$—	$1,049,660
Total Investments	$912,894,148	$18,638,519		$—	$931,532,667

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.